Goodwill and Intangible Assets (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Goodwill and Intangible Assets Disclosure [Abstract]
Changes in Carrying Amount of Goodwill
The changes in the carrying amount of goodwill for the six months ended June 30, 2014 are as follows:

	North America	Europe	Total
	(In thousands)
Balance at December 31, 2013	$600,316	$172,027	$772,343
Acquisition	227,726	—	227,726
Foreign currency translation	—	(436)	(436)
Balance at June 30, 2014	$828,042	$171,591	$999,633

The changes in the carrying amount of goodwill for the years ended December 31, 2013 and 2012 are as follows:

	North America	Europe	Total
	(In thousands)
Balance at January 1, 2012	$600,316	$162,020	$762,336
Foreign currency translation	—	3,250	3,250
Balance at December 31, 2012	$600,316	$165,270	$765,586
Foreign currency translation	—	6,757	6,757
Balance at December 31, 2013	$600,316	$172,027	$772,343

Gross Carrying Amount and Accumulated Amortization of Intangible Assets Other Than Goodwill
The gross carrying amount and accumulated amortization of our intangible assets other than goodwill as of June 30, 2014 and December 31, 2013 are as follows:

	June 30, 2014			December 31, 2013
	Gross carrying amount	Accumulated amortization	Net carrying amount	Gross carrying amount	Accumulated amortization	Net carrying amount
	(In thousands)
Intangible assets with indefinite lives:
Trademarks (1)	$504,854	$—	$504,854	$354,527	$—	$354,527
Intangible assets with finite lives:
Customer-related and other (1)	132,659	(23,399)	109,260	40,189	(18,789)	21,400
Supplier relationships (1)	12,000	(480)	11,520	—	—	—
Non-compete agreements (1)	600	(100)	500	—	—	—
Total	$650,113	$(23,979)	$626,134	$394,716	$(18,789)	$375,927

(1)
The increase in carrying amounts is attributable to the Earthbound Farm acquisition in the total amount of $255.6 million and the result of foreign currency translation adjustments in the amount of $0.2 million.

The gross carrying amount and accumulated amortization of our intangible assets other than goodwill as of December 31, 2013 and 2012 are as follows:

	December 31,
	2013			2012
	Gross carrying amount	Accumulated amortization	Net carrying amount	Gross carrying amount	Accumulated amortization	Net carrying amount
	(In thousands)
Intangible assets with indefinite lives:
Trademarks(1)	$354,527	$—	$354,527	$350,725	$—	$350,725
Intangible assets with finite lives:
Customer-related and other(1)	39,221	(17,826)	21,395	37,644	(14,714)	22,930
Trademarks	968	(963)	5	968	(962)	6
Total	$394,716	$(18,789)	$375,927	$389,337	$(15,676)	$373,661
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(1)	The increase in the carrying amount of intangible assets with indefinite lives is the result of foreign currency translation adjustments.

Estimated Aggregate Finite-Lived Intangible Asset Amortization Expense	Estimated aggregate finite-lived intangible asset amortization expense for the next five years is as follows (in millions):

2014	$10.2
2015	10.1
2016	9.8
2017	9.6
2018	9.6
Estimated aggregate finite-lived intangible asset amortization expense for the next five years is as follows (in millions):

2014	$2.9
2015	2.8
2016	2.5
2017	2.5
2018	2.5